Unaudited Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
REVENUES
Net pool revenues (note 12a)	$ 90,446	$ 90,979	$ 201,252	$ 171,488
Time charter revenues (note 12a)	22,621	13,886	45,608	28,048
Voyage charter revenues	16,025	7,297	36,574	14,825
Other revenues (notes 6 and 16)	10,529	(879)	21,137	4,445
Total revenues	139,621	111,283	304,571	218,806
Voyage expenses (note 12a)	(9,758)	(3,613)	(22,581)	(7,511)
Vessel operating expenses (note 12a)	(46,389)	(27,846)	(91,462)	(51,818)
Time-charter hire expense (note 12a)	(15,913)	(16,793)	(36,629)	(31,796)
Depreciation and amortization	(25,621)	(16,012)	(52,688)	(30,468)
General and administrative expenses (note 12a)	(4,769)	(3,211)	(10,202)	(6,682)
Asset impairment (note 13)	(6,420)	0	(6,420)	0
Restructuring charges (note 16)	0	879	0	(4,445)
Income from operations	30,751	44,687	84,589	86,086
Interest expense	(7,341)	(3,181)	(15,612)	(5,651)
Interest income	26	8	52	39
Realized and unrealized (loss) gain on derivative instruments (note 8)	(3,750)	523	(11,531)	(1,064)
Equity income (note 5)	4,740	3,587	8,554	6,169
Other expense (note 9)	(1,940)	(474)	(4,586)	(453)
Net income	$ 22,486	$ 45,150	$ 61,466	$ 85,126
Per common share amounts (note 14)
- Basic earnings per share (usd per share)	$ 0.14	$ 0.38	$ 0.39	$ 0.72
- Diluted earnings per share (usd per share)	0.14	0.38	0.39	0.72
- Cash dividends declared (usd per share)	$ 0.09	$ 0.03	$ 0.09	$ 0.06
Weighted-average number of Class A and Class B common stock outstanding (note 14)
- Basic (shares)	156,208,917	116,150,985	156,146,287	115,600,570
- Diluted (shares)	156,446,895	116,725,428	156,469,816	116,182,250